Note 23 - Provisions (Tables)	6 Months Ended
Jun. 30, 2018
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of euros)
	June 2018	December 2017
Provisions for pensions and similar obligations	5,013	5,407
Other long term employee benefits	61	67
Provisions for taxes and other legal contingencies	750	756
Provisions for contingent risks and commitments	598	578
Other provisions	622	669
Total	7,045	7,477